Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities (Details) € in Thousands	Dec. 31, 2015 EUR (€)
2016	€ 382
2017	1,901
2018	2,698
2019	117
2020	83
Total Long-term Debt	€ 5,179